Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.62%
Communication services: 5.18%
Entertainment: 2.63%
Liberty Media Corporation †	165,100	$ 9,869,678
Spotify Technology SA †	66,133	5,221,200
		15,090,878
Interactive media & services: 2.55%
Match Group Incorporated †	167,133	6,934,348
ZoomInfo Technologies Incorporated †	254,496	7,662,875
		14,597,223
Consumer discretionary: 15.94%
Automobiles: 1.86%
Ferrari NV	49,916	10,693,006
Hotels, restaurants & leisure: 6.94%
Chipotle Mexican Grill Incorporated †	13,515	18,751,927
Domino's Pizza Incorporated	23,409	8,108,878
Hyatt Hotels Corporation Class A †	70,500	6,376,725
MGM Resorts International	196,200	6,578,586
		39,816,116
Internet & direct marketing retail: 3.32%
Global-E Online Limited †	235,580	4,862,371
MercadoLibre Incorporated †	16,742	14,167,750
		19,030,121
Leisure products: 1.28%
Callaway Golf Company †	370,156	7,310,581
Textiles, apparel & luxury goods: 2.54%
lululemon athletica Incorporated †	45,397	14,544,291
Consumer staples: 1.29%
Beverages: 1.29%
Constellation Brands Incorporated Class A	32,000	7,416,000
Financials: 2.45%
Capital markets: 2.45%
MSCI Incorporated	30,200	14,048,134
Health care: 20.27%
Health care equipment & supplies: 10.94%
DexCom Incorporated †	168,468	19,077,316
IDEXX Laboratories Incorporated †	29,300	11,953,228
Inari Medical Incorporated †	108,016	6,865,497
Inspire Medical Systems Incorporated †	47,181	11,883,950
Insulet Corporation †	44,052	12,968,468
		62,748,459
Health care providers & services: 1.91%
Centene Corporation †	133,380	10,938,494
See accompanying notes to portfolio of investments

Allspring Discovery Mid Cap Growth Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Life sciences tools & services: 7.42%
Azenta Incorporated †	93,027	$ 5,416,032
Bio-Rad Laboratories Incorporated Class A †	22,094	9,290,306
Bio-Techne Corporation	147,384	12,215,186
Illumina Incorporated †	20,000	4,044,000
Waters Corporation †	33,800	11,579,204
		42,544,728
Industrials: 18.98%
Aerospace & defense: 2.29%
Axon Enterprise Incorporated †	79,128	13,129,709
Building products: 0.91%
Trex Company Incorporated †	123,600	5,231,988
Commercial services & supplies: 8.10%
Ritchie Bros. Auctioneers Incorporated	70,000	4,048,100
Rollins Incorporated	300,600	10,983,924
Tetra Tech Incorporated	75,400	10,947,326
Waste Connections Incorporated	154,206	20,441,547
		46,420,897
Professional services: 1.93%
Equifax Incorporated	56,881	11,055,391
Road & rail: 2.89%
J.B. Hunt Transport Services Incorporated	51,300	8,944,668
Saia Incorporated †	36,367	7,625,433
		16,570,101
Trading companies & distributors: 2.86%
SiteOne Landscape Supply Incorporated †	74,088	8,692,004
Watsco Incorporated	30,900	7,706,460
		16,398,464
Information technology: 29.51%
Electronic equipment, instruments & components: 6.40%
Novanta Incorporated †	49,900	6,779,913
Teledyne Technologies Incorporated †	52,238	20,890,499
Zebra Technologies Corporation Class A †	35,187	9,022,299
		36,692,711
IT services: 3.92%
Adyen NV ADR †	613,000	8,459,400
Globant SA †	54,818	9,218,195
Snowflake Incorporated Class A †	33,351	4,787,203
		22,464,798
Semiconductors & semiconductor equipment: 5.27%
Advanced Micro Devices Incorporated †	99,528	6,446,428
Enphase Energy Incorporated †	50,900	13,486,464
Monolithic Power Systems Incorporated	20,900	7,390,449
Wolfspeed Incorporated †	41,800	2,885,872
		30,209,213
See accompanying notes to portfolio of investments

2  |  Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Software: 13.92%
Atlassian Corporation Class A †	46,756	$ 6,016,562
Bill.com Holdings Incorporated †	79,754	8,689,996
Cadence Design Systems Incorporated †	153,965	24,732,938
Crowdstrike Holdings Incorporated Class A †	117,563	12,378,208
Datadog Incorporated Class A †	118,154	8,684,319
Five9 Incorporated †	122,251	8,295,953
Tyler Technologies Incorporated †	34,100	10,994,181
		79,792,157
Real estate: 4.00%
Equity REITs: 4.00%
Rexford Industrial Realty Incorporated	167,200	9,135,808
SBA Communications Corporation	49,269	13,810,593
		22,946,401
Total Common stocks (Cost $512,341,803)		559,689,861

		Yield
Short-term investments: 2.54%
Investment companies: 2.54%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	14,584,401	14,584,401
Total Short-term investments (Cost $14,584,401)				14,584,401
Total investments in securities (Cost $526,926,204)	100.16%			574,274,262
Other assets and liabilities, net	(0.16)			(927,538)
Total net assets	100.00%			$573,346,724

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,501,650	$50,627,839	$(55,545,088)	$ 0	$ 0	$14,584,401	14,584,401	$122,924
See accompanying notes to portfolio of investments

Allspring Discovery Mid Cap Growth Fund  |  3

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$29,688,101	$0	$0	$29,688,101
Consumer discretionary	91,394,115	0	0	91,394,115
Consumer staples	7,416,000	0	0	7,416,000
Financials	14,048,134	0	0	14,048,134
Health care	116,231,681	0	0	116,231,681
Industrials	108,806,550	0	0	108,806,550
Information technology	169,158,879	0	0	169,158,879
Real estate	22,946,401	0	0	22,946,401
Short-term investments
Investment companies	14,584,401	0	0	14,584,401
Total assets	$574,274,262	$0	$0	$574,274,262
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

4  |  Allspring Discovery Mid Cap Growth Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Discovery Mid Cap Growth Fund  |  5